Leases - Schedule of Maturity of the Group’s Operating Lease Liabilities (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
Six months ending December 31, 2025	$ 2,812,909	$ 358,337
Twelve months ending December 31, 2026	5,642,235	718,765
Twelve months ending December 31, 2027	5,463,832	696,038
Twelve months ending December 31, 2028	4,637,123	590,724
Twelve months ending December 31, 2029	4,787,667	609,902
Thereafter	5,816,219	740,929
Total operating lease payments	29,159,984	3,714,695
Less: imputed interest	(3,258,971)	(415,161)
Present value of operating lease liabilities	$ 25,901,013	$ 3,299,534	$ 6,960,066